Cost of sales	12 Months Ended
Dec. 31, 2025
Cost of sales [Abstract]
Cost of sales	4. Cost of sales

Accounting policy
Cost of sales include all costs generally associated with the production of inventory whereas other expenses are disclosed separately or included in other costs. The carrying amount of metal inventory is recognised in cost of sales when the related sale is recognised. The cost of consumable stores is included in cost of sales when consumed. The accounting policy relating to inventory is included in note 23 and amortisation and depreciation in note 14 and note 15.
The following accounting policies relate to employee costs that are included in cost of sales:

Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.
Government grants
Government grants are recognised once there is reasonable assurance that the Group will comply with the conditions attached to them and the grant will be received. For government grants compensating for expenditure incurred by the Group, the related expense is presented net of the grant income.

Figures in million – SA rand	Notes	2025	2024	2023
Salaries and wages		(30,964)	(31,380)	(30,591)
Consumable stores	22	(20,772)	(24,685)	(25,778)
Utilities		(12,404)	(11,556)	(11,029)
Mine contracts		(8,694)	(7,109)	(8,005)
Recycling[1]		(18,357)	(13,280)	(12,711)
Section 45X credit (relating to 2023 and 2024)		4,403	—	—
Section 45X credit (relating to 2025 primary mining)		801	—	—
Section 45X credit (relating to 2025 recycling)		681	—	—
Other		(9,621)	(15,617)	(10,779)
Ore reserve development costs capitalised		6,488	7,229	9,137
Cost of sales, before amortisation and depreciation[2]		(88,439)	(96,398)	(89,756)
Amortisation and depreciation	14,15,17	(9,367)	(8,810)	(10,012)
Total cost of sales		(97,806)	(105,208)	(99,768)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs.
Recycling costs also includes the purchase of electronic waste and other materials and the cost to convert the waste and materials into finished product at the
Pennsylvania and North Carolina recycling sites
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2025 is total write-down of inventory to net realisable value amounting to
R1,477 million (2024: R4,784 million and 2023: R1,694 million). The write-down mainly relates to PGM in process and PGM finished goods of R1,171 million (2024: R3,843 million,
2023: R1,179 million) and R306 million (2024: R844 million, 2023: R423 million), respectively, as a result of the lower commodity prices during specific months
The SA and European operations' employees are members of various defined contribution retirement plans. The cost of providing retirement benefits for the year amounted to R1,769 million (2024: R1,774 million and 2023: R1,752 million).
Section 45X Advance Manufacturing Production Credit
The US PGM operations qualifies for an Advanced Manufacturing Production credit amount, equal to 10 percent of the costs incurred with respect to production of certain qualifying critical minerals under the Inflation Reduction Act (IRA) in the US, more specifically the Section
45X Advanced Manufacturing Production (“AMP”) credit. Due to the fact that the US PGM operations outsources the purification of platinum, palladium and rhodium to an unrelated third party refinery, it is required that the US PGM operations must enter into an agreement with the third party that identifies the US PGM operations as the sole party that may claim the credit and both the third party and the US PGM operations signs a certification statement reflecting this agreement.
During June 2025, the certification statements relating to the 31 December 2023 and 31 December 2024 financial years were signed by the
US PGM operations and the third party refinery. The refining agreement was also amended to address the certification for the remainder of the contract period. Accordingly, R2,472 million and R1,931 million were recognised as income during the year ended 31 December 2025, but in respect of the 2023 and 2024 Section 45X credits, respectively. The related receivable is included in other receivables on the consolidated statement of financial position. The Section 45X credits for 2023 amounted to R1,245 million and R1,227 million for primary mining operations (underground mining) and recycling operations, respectively, and the Section 45X credits for 2024 amounted to
R1,220 million and R711 million for primary mining operations and recycling operations, respectively.